Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In August 2022, the SEC adopted pay versus performance disclosure rules that require us to provide
the information set forth in the table below. The rules require disclosure for each of the Company’s five most recently completed fiscal years.
As required by Item 402(v) of Regulation
S-K,
the following table, along with accompanying footnotes and discussion, provides certain information regarding executive compensation and measures of Company performance for the last five fiscal years. Except where expressly stated, the information presented below was not considered by the compensation committee in structuring our executive compensation program for the years presented. See Compensation
Discussion
and Analysis for a discussion of the philosophy, objectives, and structure of our executive pay program.
Pay Versus Performance Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Income ($)(7)	Company Selected Measure – Direct Written Premium Growth (8)

2025	5,395,618	1,741,249	1,334,817	725,402	128	204	559,334,540	8.4%

2024	9,207,093	4,785,906	1,729,099	1,384,433	181	196	600,313,823	18.8%

2023	7,824,320	7,554,765	2,018,188	1,461,566	145	155	446,061,322	17.0%

2022	4,512,236	4,276,021	1,328,989	1,273,145	106	141	298,569,474	9.2%
2021	4,874,521	3,282,462	1,515,340	1,018,693	80	129	297,860,233	3.3%

(1)	See “Total” column in the 2025, 2024, 2023, 2022 and 2021 Summary Compensation Tables.

(2)
“Compensation Actually Paid” is based on the total compensation included in the Summary Compensation Table for Mr. NeCastro and the
non
-CEO
NEOs for years 2025, 2024, 2023, 2022 and 2021 with adjustments to the amounts disclosed for equity awards and pension benefits as illustrated below. Compensation Actually Paid is computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned or paid to Mr. NeCastro during the applicable year.

				Stock Award Adjustments(a)			Pension Benefit Adjustment(b)

	Summary Compensation Table (“SCT”) Total	Stock Awards Deducted From SCT ($)	Change in Pension Value Deducted From SCT ($)	Stock Awards Added to Compensation Actually Paid ($)	Stock Awards Deducted from Compensation Actually Paid ($)	Stock Award “True-Up” Added/ (Deducted) from Compensation Actually Paid ($)	Pension Service Cost Added to Compensation Actually Paid ($)	Total Compensation Actually Paid ($)
	A	B	C	D	E	F	G	A - (B + C + E) + (D + F + G)

CEO

2025	5,395,618	752,676	1,491,279	(1,665,666)	0	26,122	229,130	1,741,249

2024	9,207,093	4,387,010	1,677,833	1,459,905	0	(56,127)	239,878	4,785,906

2023	7,824,320	4,540,445	525,707	5,085,959	0	(511,981)	222,618	7,554,765

2022	4,512,236	2,184,136	0	2,052,999	0	(387,601)	282,523	4,276,021

2021	4,874,521	1,940,202	509,104	759,848	0	(205,957)	303,356	3,282,462

Average Non-CEO NEOs

2025	1,334,817	126,440	309,133	(289,015)	0	4,079	111,094	725,402

2024	1,729,099	474,187	234,710	277,675	0	(5,112)	91,668	1,384,433

2023	2,018,188	827,526	347,379	692,400	64,128	(68,400)	58,413	1,461,566

2022	1,328,989	432,460	7,145	416,370	0	(71,931)	39,323	1,273,145

2021	1,515,340	448,446	148,236	122,250	44,433	(61,373)	83,591	1,018,693

(a)
Stock Award Adjustments:
We deducted the grant date fair value of LTIP and Equity Compensation Plan awards reported in the “Stock Awards”
column
in the Summary Compensation Table (column B above) and added the aggregate sum of: (i) for LTIP and

Equity Compensation Plan awards granted in a prior Fiscal Year, or “FY,” that are outstanding and unvested at the end of the covered FY, the change in fair value at the end of the covered FY compared to the fair value at the end of the prior FY; (ii) for LTIP and Equity Compensation Plan awards granted in the covered FY that are outstanding and unvested at the end of the covered FY, the fair value of the grant at the end of the covered FY; (iii) for LTIP awards granted in a prior FY that vested during the covered FY, the change in fair value at the vesting date compared to the fair value at the end of the prior FY; and (iv) in the year the award is paid, which is the year after vesting, the actual amount paid compared to the fair value at the vesting date. These values are all represented in columns D and F above. Column E represents the average of awards granted in a FY prior to the covered FY that failed to meet the applicable vesting conditions.
Fair value for computation of stock awards is computed in accordance with the fair value methodology to account for share-based payments according to U.S. Generally Accepted Accounting Principles, or “U.S. GAAP.” The fair value of stock awards in columns D and E are based on the following assumptions:

At December 31, 2025

Award Year	2025	2024	2023

Class A Common Stock ($ per share)	286.65	286.65	286.65

Performance Factor (for LTIP awards)	0.9598	1.0743	0.5000

At December 31, 2024

Award Year	2024	2023	2022

Class A Common Stock ($ per share)	412.23	412.23	412.23

Performance Factor (for LTIP awards)	1.0091	0.6759	0.5000

At December 29, 2023

Award Year	2023	2022	2021

Class A Common Stock ($ per share)	334.92	334.92	334.92

Performance Factor (for LTIP awards)	1.1786	0.7970	0.5000

At December 30, 2022

Award Year	2022	2021	2020

Class A Common Stock ($ per share)	248.72	248.72	248.72

Performance Factor (for LTIP awards)	0.7970	0.4475	0.6614

At December 31, 2021

Award Year	2021	2020	2019

Class A Common Stock ($ per share)	192.66	192.66	192.66

Performance Factor (for LTIP awards)	0.7598	0.8701	0.7015
Former Executive Vice President, Claims and Customer Service Lorianne Feltz, who retired June 30, 2024, was a NEO in years 2021, 2022 and 2023, but not 2024. As a result, Average Compensation Actually Paid for non-CEO
NEOs in 2024 does not reflect a deduction of $651,513, the difference between the estimated value of Ms. Feltz’s LTIP from 2023 and 2024, plus an additional subsequent deduction of $64,158 that reflects the difference of the estimated value of her LTIP at the end of 2024 and the actual amount paid to her in 2025. The fair value for the actual amounts paid in 2025 was based on: (i) the average closing share price of our Class A common stock for the last 20 trading days of the performance period, which was $416.61, and (ii) the actual LTIP performance factor for the 2022—2024 and 2023—2025 performance periods of .3182 and .4451, respectively.
Former Executive Vice President and Chief Financial Officer Gregory J. Gutting, who retired June 30, 2023, was a NEO in years 2020, 2021, 2022 and 2023, but not 2024. As a result, Average Compensation Actually Paid for non-CEO
NEOs in 2024 does not reflect a deduction of $513,234, the difference between Mr. Gutting’s Compensation Actually Paid in 2023, which relied on an estimated amount of his LTIP payout, and what Mr. Gutting’s 2023 Compensation Actually Paid would have been using the amount actually paid to him in 2024. The fair value for the actual amounts paid in 2024 was based on: (i) the average closing share price of our Class A common stock for the last 20 trading days of the performance period, which was $320.66, and (ii) the actual LTIP performance factor of .0385.
Former Executive Vice President and Chief Information Officer Robert C. Ingram III, who retired December 31, 2021, was a NEO in years 2020 and 2021, but not 2022. As a result, Average Compensation Actually Paid for non-CEO
NEOs in 2022 does not reflect a deduction of $303,317, the difference between Mr. Ingram’s Compensation Actually Paid in 2021, which relied on an estimated amount of his LTIP payout, and what Mr. Ingram’s 2021 Compensation Actually Paid would have been using the amount actually paid to him in 2022.
The fair value for the actual amounts paid in 2025, 2024, 2023, 2022 and 2021 was based on: (i) the average closing share price of our Class A common stock for the last 20 trading days of each LTIP performance period, $416.61, $320.66, $269.93, $191.73 and $238.30, respectively, and (ii) actual LTIP performance factors of .3182, .0385, .4427, .5267 and .9841, respectively.

The LTIP performance factor of .5000 at December 31, 2025, December 31, 2024 and December 29, 2023 for the Award Years 2023, 2022 and 2021 reflected in the above table represents a combination of performance under the LTIP and awards granted under the Company’s Equity Compensation Plan. For Ms. Pelkowski, Award Year 2022 at December 29, 2023 is valued using the performance factor assigned to her senior vice president role, .7945. For Award Year 2023, a portion of her award is valued using the senior vice president performance factor, 1.2044, and a portion of her award is valued using the executive vice president performance factor, 1.1786.

(b)
Pension Benefits:
We deducted the amount in the “Change in Pension Value and
Non-Qualified
Deferred Compensation Earnings” column in the Summary Compensation Table and added the aggregate of: (i) actuarially determined service cost under our pension plan (a tax-qualified
defined benefit plan) and our SERP (a
non-qualified
defined benefit arrangement attributable to services rendered by the executive during the covered fiscal year), and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation, in each case, calculated in accordance with U.S. GAAP. These values are reported in columns C and G.

(3)
See 2025 Summary Compensation Table for a listing of 2025 NEOs. The NEOs for 2023 exclude Mr. Bolash and include Mr. Gutting and Ms. Feltz. The NEOs for 2022 exclude Mr. Bolash and Ms. Pelkowski and include Mr. Gutting and Ms. Feltz. The NEOs for 2021 exclude Mr. Bolash, Ms. Pelkowski and Mr. Srinivasa and include Mr. Gutting. Ms. Feltz, and Mr. Ingram.

(4)
“Compensation Actually Paid” is based on the total compensation included in the Summary Compensation Table with adjustments to the amounts disclosed for equity awards and pension benefits as described and quantified in footnote (2). Amounts shown in this column are an average of compensation actually paid for all NEOs for the covered FY, excluding our CEO, Mr. NeCastro.

(5)	Cumulative total shareholder return, or “TSR,” assuming reinvestment of dividends, for the periods indicated for our Class A common stock.

(6)
TSR for Standard & Poor’s Supercomposite Insurance Industry Group Index using a 2020 base year as reported in our annual report on Form
10-K
filed with the SEC on February 23, 2026, February 27, 2025, February 26, 2024, March 1, 2023 and February 24, 2022. Due to a move in the base year from 2019 to 2020, TSR values changed from prior filings.

(7)	Net income as reported in our annual reports on Form 10-K filed with the SEC on February 23, 2026, February 27, 2025, February 26, 2024, March 1, 2023 and February 24, 2022.

(8)
Annual DWP growth for the Property and Casualty Group is our company selected measure that best reflects the relationship between compensation actually paid to our NEOs and Company performance. Our management fee revenue is calculated as a percentage – limited to 25 percent—of all direct written premiums of the Property and Casualty Group. The management fee rate was set at 25 percent for 2025, 2024, 2023, 2022 and 2021. DWP is adjusted when computing the Company’s management fee revenue. The adjustments include changes in the estimate for management fee returned on cancelled policies and the timing of revenue recognized for the administrative services.

Company Selected Measure Name	Direct Written Premium Growth
Named Executive Officers, Footnote	See 2025 Summary Compensation Table for a listing of 2025 NEOs. The NEOs for 2023 exclude Mr. Bolash and include Mr. Gutting and Ms. Feltz. The NEOs for 2022 exclude Mr. Bolash and Ms. Pelkowski and include Mr. Gutting and Ms. Feltz. The NEOs for 2021 exclude Mr. Bolash, Ms. Pelkowski and Mr. Srinivasa and include Mr. Gutting. Ms. Feltz, and Mr. Ingram.
Peer Group Issuers, Footnote	TSR for Standard & Poor’s Supercomposite Insurance Industry Group Index using a 2020 base year as reported in our annual report on Form
10-K
	filed with the SEC on February 23, 2026, February 27, 2025, February 26, 2024, March 1, 2023 and February 24, 2022. Due to a move in the base year from 2019 to 2020, TSR values changed from prior filings.
PEO Total Compensation Amount	$ 5,395,618	$ 9,207,093	$ 7,824,320	$ 4,512,236	$ 4,874,521
PEO Actually Paid Compensation Amount	$ 1,741,249	4,785,906	7,554,765	4,276,021	3,282,462
Adjustment To PEO Compensation, Footnote
(2)
“Compensation Actually Paid” is based on the total compensation included in the Summary Compensation Table for Mr. NeCastro and the
non
-CEO
NEOs for years 2025, 2024, 2023, 2022 and 2021 with adjustments to the amounts disclosed for equity awards and pension benefits as illustrated below. Compensation Actually Paid is computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned or paid to Mr. NeCastro during the applicable year.

				Stock Award Adjustments(a)			Pension Benefit Adjustment(b)

	Summary Compensation Table (“SCT”) Total	Stock Awards Deducted From SCT ($)	Change in Pension Value Deducted From SCT ($)	Stock Awards Added to Compensation Actually Paid ($)	Stock Awards Deducted from Compensation Actually Paid ($)	Stock Award “True-Up” Added/ (Deducted) from Compensation Actually Paid ($)	Pension Service Cost Added to Compensation Actually Paid ($)	Total Compensation Actually Paid ($)
	A	B	C	D	E	F	G	A - (B + C + E) + (D + F + G)

CEO

2025	5,395,618	752,676	1,491,279	(1,665,666)	0	26,122	229,130	1,741,249

2024	9,207,093	4,387,010	1,677,833	1,459,905	0	(56,127)	239,878	4,785,906

2023	7,824,320	4,540,445	525,707	5,085,959	0	(511,981)	222,618	7,554,765

2022	4,512,236	2,184,136	0	2,052,999	0	(387,601)	282,523	4,276,021

2021	4,874,521	1,940,202	509,104	759,848	0	(205,957)	303,356	3,282,462

Average Non-CEO NEOs

2025	1,334,817	126,440	309,133	(289,015)	0	4,079	111,094	725,402

2024	1,729,099	474,187	234,710	277,675	0	(5,112)	91,668	1,384,433

2023	2,018,188	827,526	347,379	692,400	64,128	(68,400)	58,413	1,461,566

2022	1,328,989	432,460	7,145	416,370	0	(71,931)	39,323	1,273,145

2021	1,515,340	448,446	148,236	122,250	44,433	(61,373)	83,591	1,018,693

(a)
Stock Award Adjustments:
We deducted the grant date fair value of LTIP and Equity Compensation Plan awards reported in the “Stock Awards”
column
in the Summary Compensation Table (column B above) and added the aggregate sum of: (i) for LTIP and

Equity Compensation Plan awards granted in a prior Fiscal Year, or “FY,” that are outstanding and unvested at the end of the covered FY, the change in fair value at the end of the covered FY compared to the fair value at the end of the prior FY; (ii) for LTIP and Equity Compensation Plan awards granted in the covered FY that are outstanding and unvested at the end of the covered FY, the fair value of the grant at the end of the covered FY; (iii) for LTIP awards granted in a prior FY that vested during the covered FY, the change in fair value at the vesting date compared to the fair value at the end of the prior FY; and (iv) in the year the award is paid, which is the year after vesting, the actual amount paid compared to the fair value at the vesting date. These values are all represented in columns D and F above. Column E represents the average of awards granted in a FY prior to the covered FY that failed to meet the applicable vesting conditions.
Fair value for computation of stock awards is computed in accordance with the fair value methodology to account for share-based payments according to U.S. Generally Accepted Accounting Principles, or “U.S. GAAP.” The fair value of stock awards in columns D and E are based on the following assumptions:

At December 31, 2025

Award Year	2025	2024	2023

Class A Common Stock ($ per share)	286.65	286.65	286.65

Performance Factor (for LTIP awards)	0.9598	1.0743	0.5000

At December 31, 2024

Award Year	2024	2023	2022

Class A Common Stock ($ per share)	412.23	412.23	412.23

Performance Factor (for LTIP awards)	1.0091	0.6759	0.5000

At December 29, 2023

Award Year	2023	2022	2021

Class A Common Stock ($ per share)	334.92	334.92	334.92

Performance Factor (for LTIP awards)	1.1786	0.7970	0.5000

At December 30, 2022

Award Year	2022	2021	2020

Class A Common Stock ($ per share)	248.72	248.72	248.72

Performance Factor (for LTIP awards)	0.7970	0.4475	0.6614

At December 31, 2021

Award Year	2021	2020	2019

Class A Common Stock ($ per share)	192.66	192.66	192.66

Performance Factor (for LTIP awards)	0.7598	0.8701	0.7015
Former Executive Vice President, Claims and Customer Service Lorianne Feltz, who retired June 30, 2024, was a NEO in years 2021, 2022 and 2023, but not 2024. As a result, Average Compensation Actually Paid for non-CEO
NEOs in 2024 does not reflect a deduction of $651,513, the difference between the estimated value of Ms. Feltz’s LTIP from 2023 and 2024, plus an additional subsequent deduction of $64,158 that reflects the difference of the estimated value of her LTIP at the end of 2024 and the actual amount paid to her in 2025. The fair value for the actual amounts paid in 2025 was based on: (i) the average closing share price of our Class A common stock for the last 20 trading days of the performance period, which was $416.61, and (ii) the actual LTIP performance factor for the 2022—2024 and 2023—2025 performance periods of .3182 and .4451, respectively.
Former Executive Vice President and Chief Financial Officer Gregory J. Gutting, who retired June 30, 2023, was a NEO in years 2020, 2021, 2022 and 2023, but not 2024. As a result, Average Compensation Actually Paid for non-CEO
NEOs in 2024 does not reflect a deduction of $513,234, the difference between Mr. Gutting’s Compensation Actually Paid in 2023, which relied on an estimated amount of his LTIP payout, and what Mr. Gutting’s 2023 Compensation Actually Paid would have been using the amount actually paid to him in 2024. The fair value for the actual amounts paid in 2024 was based on: (i) the average closing share price of our Class A common stock for the last 20 trading days of the performance period, which was $320.66, and (ii) the actual LTIP performance factor of .0385.
Former Executive Vice President and Chief Information Officer Robert C. Ingram III, who retired December 31, 2021, was a NEO in years 2020 and 2021, but not 2022. As a result, Average Compensation Actually Paid for non-CEO
NEOs in 2022 does not reflect a deduction of $303,317, the difference between Mr. Ingram’s Compensation Actually Paid in 2021, which relied on an estimated amount of his LTIP payout, and what Mr. Ingram’s 2021 Compensation Actually Paid would have been using the amount actually paid to him in 2022.
The fair value for the actual amounts paid in 2025, 2024, 2023, 2022 and 2021 was based on: (i) the average closing share price of our Class A common stock for the last 20 trading days of each LTIP performance period, $416.61, $320.66, $269.93, $191.73 and $238.30, respectively, and (ii) actual LTIP performance factors of .3182, .0385, .4427, .5267 and .9841, respectively.

The LTIP performance factor of .5000 at December 31, 2025, December 31, 2024 and December 29, 2023 for the Award Years 2023, 2022 and 2021 reflected in the above table represents a combination of performance under the LTIP and awards granted under the Company’s Equity Compensation Plan. For Ms. Pelkowski, Award Year 2022 at December 29, 2023 is valued using the performance factor assigned to her senior vice president role, .7945. For Award Year 2023, a portion of her award is valued using the senior vice president performance factor, 1.2044, and a portion of her award is valued using the executive vice president performance factor, 1.1786.

(b)
Pension Benefits:
We deducted the amount in the “Change in Pension Value and
Non-Qualified
Deferred Compensation Earnings” column in the Summary Compensation Table and added the aggregate of: (i) actuarially determined service cost under our pension plan (a tax-qualified
defined benefit plan) and our SERP (a
non-qualified
defined benefit arrangement attributable to services rendered by the executive during the covered fiscal year), and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation, in each case, calculated in accordance with U.S. GAAP. These values are reported in columns C and G.

Non-PEO NEO Average Total Compensation Amount	$ 1,334,817	1,729,099	2,018,188	1,328,989	1,515,340
Non-PEO NEO Average Compensation Actually Paid Amount	$ 725,402	1,384,433	1,461,566	1,273,145	1,018,693
Adjustment to Non-PEO NEO Compensation Footnote
(2)
“Compensation Actually Paid” is based on the total compensation included in the Summary Compensation Table for Mr. NeCastro and the
non
-CEO
NEOs for years 2025, 2024, 2023, 2022 and 2021 with adjustments to the amounts disclosed for equity awards and pension benefits as illustrated below. Compensation Actually Paid is computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned or paid to Mr. NeCastro during the applicable year.

				Stock Award Adjustments(a)			Pension Benefit Adjustment(b)

	Summary Compensation Table (“SCT”) Total	Stock Awards Deducted From SCT ($)	Change in Pension Value Deducted From SCT ($)	Stock Awards Added to Compensation Actually Paid ($)	Stock Awards Deducted from Compensation Actually Paid ($)	Stock Award “True-Up” Added/ (Deducted) from Compensation Actually Paid ($)	Pension Service Cost Added to Compensation Actually Paid ($)	Total Compensation Actually Paid ($)
	A	B	C	D	E	F	G	A - (B + C + E) + (D + F + G)

CEO

2025	5,395,618	752,676	1,491,279	(1,665,666)	0	26,122	229,130	1,741,249

2024	9,207,093	4,387,010	1,677,833	1,459,905	0	(56,127)	239,878	4,785,906

2023	7,824,320	4,540,445	525,707	5,085,959	0	(511,981)	222,618	7,554,765

2022	4,512,236	2,184,136	0	2,052,999	0	(387,601)	282,523	4,276,021

2021	4,874,521	1,940,202	509,104	759,848	0	(205,957)	303,356	3,282,462

Average Non-CEO NEOs

2025	1,334,817	126,440	309,133	(289,015)	0	4,079	111,094	725,402

2024	1,729,099	474,187	234,710	277,675	0	(5,112)	91,668	1,384,433

2023	2,018,188	827,526	347,379	692,400	64,128	(68,400)	58,413	1,461,566

2022	1,328,989	432,460	7,145	416,370	0	(71,931)	39,323	1,273,145

2021	1,515,340	448,446	148,236	122,250	44,433	(61,373)	83,591	1,018,693

(a)
Stock Award Adjustments:
We deducted the grant date fair value of LTIP and Equity Compensation Plan awards reported in the “Stock Awards”
column
in the Summary Compensation Table (column B above) and added the aggregate sum of: (i) for LTIP and

Equity Compensation Plan awards granted in a prior Fiscal Year, or “FY,” that are outstanding and unvested at the end of the covered FY, the change in fair value at the end of the covered FY compared to the fair value at the end of the prior FY; (ii) for LTIP and Equity Compensation Plan awards granted in the covered FY that are outstanding and unvested at the end of the covered FY, the fair value of the grant at the end of the covered FY; (iii) for LTIP awards granted in a prior FY that vested during the covered FY, the change in fair value at the vesting date compared to the fair value at the end of the prior FY; and (iv) in the year the award is paid, which is the year after vesting, the actual amount paid compared to the fair value at the vesting date. These values are all represented in columns D and F above. Column E represents the average of awards granted in a FY prior to the covered FY that failed to meet the applicable vesting conditions.
Fair value for computation of stock awards is computed in accordance with the fair value methodology to account for share-based payments according to U.S. Generally Accepted Accounting Principles, or “U.S. GAAP.” The fair value of stock awards in columns D and E are based on the following assumptions:

At December 31, 2025

Award Year	2025	2024	2023

Class A Common Stock ($ per share)	286.65	286.65	286.65

Performance Factor (for LTIP awards)	0.9598	1.0743	0.5000

At December 31, 2024

Award Year	2024	2023	2022

Class A Common Stock ($ per share)	412.23	412.23	412.23

Performance Factor (for LTIP awards)	1.0091	0.6759	0.5000

At December 29, 2023

Award Year	2023	2022	2021

Class A Common Stock ($ per share)	334.92	334.92	334.92

Performance Factor (for LTIP awards)	1.1786	0.7970	0.5000

At December 30, 2022

Award Year	2022	2021	2020

Class A Common Stock ($ per share)	248.72	248.72	248.72

Performance Factor (for LTIP awards)	0.7970	0.4475	0.6614

At December 31, 2021

Award Year	2021	2020	2019

Class A Common Stock ($ per share)	192.66	192.66	192.66

Performance Factor (for LTIP awards)	0.7598	0.8701	0.7015
Former Executive Vice President, Claims and Customer Service Lorianne Feltz, who retired June 30, 2024, was a NEO in years 2021, 2022 and 2023, but not 2024. As a result, Average Compensation Actually Paid for non-CEO
NEOs in 2024 does not reflect a deduction of $651,513, the difference between the estimated value of Ms. Feltz’s LTIP from 2023 and 2024, plus an additional subsequent deduction of $64,158 that reflects the difference of the estimated value of her LTIP at the end of 2024 and the actual amount paid to her in 2025. The fair value for the actual amounts paid in 2025 was based on: (i) the average closing share price of our Class A common stock for the last 20 trading days of the performance period, which was $416.61, and (ii) the actual LTIP performance factor for the 2022—2024 and 2023—2025 performance periods of .3182 and .4451, respectively.
Former Executive Vice President and Chief Financial Officer Gregory J. Gutting, who retired June 30, 2023, was a NEO in years 2020, 2021, 2022 and 2023, but not 2024. As a result, Average Compensation Actually Paid for non-CEO
NEOs in 2024 does not reflect a deduction of $513,234, the difference between Mr. Gutting’s Compensation Actually Paid in 2023, which relied on an estimated amount of his LTIP payout, and what Mr. Gutting’s 2023 Compensation Actually Paid would have been using the amount actually paid to him in 2024. The fair value for the actual amounts paid in 2024 was based on: (i) the average closing share price of our Class A common stock for the last 20 trading days of the performance period, which was $320.66, and (ii) the actual LTIP performance factor of .0385.
Former Executive Vice President and Chief Information Officer Robert C. Ingram III, who retired December 31, 2021, was a NEO in years 2020 and 2021, but not 2022. As a result, Average Compensation Actually Paid for non-CEO
NEOs in 2022 does not reflect a deduction of $303,317, the difference between Mr. Ingram’s Compensation Actually Paid in 2021, which relied on an estimated amount of his LTIP payout, and what Mr. Ingram’s 2021 Compensation Actually Paid would have been using the amount actually paid to him in 2022.
The fair value for the actual amounts paid in 2025, 2024, 2023, 2022 and 2021 was based on: (i) the average closing share price of our Class A common stock for the last 20 trading days of each LTIP performance period, $416.61, $320.66, $269.93, $191.73 and $238.30, respectively, and (ii) actual LTIP performance factors of .3182, .0385, .4427, .5267 and .9841, respectively.

The LTIP performance factor of .5000 at December 31, 2025, December 31, 2024 and December 29, 2023 for the Award Years 2023, 2022 and 2021 reflected in the above table represents a combination of performance under the LTIP and awards granted under the Company’s Equity Compensation Plan. For Ms. Pelkowski, Award Year 2022 at December 29, 2023 is valued using the performance factor assigned to her senior vice president role, .7945. For Award Year 2023, a portion of her award is valued using the senior vice president performance factor, 1.2044, and a portion of her award is valued using the executive vice president performance factor, 1.1786.

(b)
Pension Benefits:
We deducted the amount in the “Change in Pension Value and
Non-Qualified
Deferred Compensation Earnings” column in the Summary Compensation Table and added the aggregate of: (i) actuarially determined service cost under our pension plan (a tax-qualified
defined benefit plan) and our SERP (a
non-qualified
defined benefit arrangement attributable to services rendered by the executive during the covered fiscal year), and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation, in each case, calculated in accordance with U.S. GAAP. These values are reported in columns C and G.

Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return – Compensation Actually Paid versus TSR
The price of our Class A common stock impacts the value of vested and unvested LTIP awards in the compensation actually paid calculation. The compensation actually paid for our CEO and the average for our non-CEO
NEOs, and our TSR, increased from 2021 to 2023. The compensation actually paid for our CEO and average for our non-CEO
NEOs decreased in 2024 and 2025, while our TSR increased in 2024 and decreased in 2025. The decrease in 2025 for compensation actually paid is due to a mix of factors: (i) the performance of our LTIP (ii) the decline of our stock price between December 31, 2024 and December 31, 2025 and (iii) the redesign of how the LTIP was granted in 2025. A portion of 2025 LTIP grants were made in performance units which are not equity related and not reportable in our summary compensation table or in the calculation of Compensation Actually Paid until the year it is paid.

Compensation Actually Paid vs. Net Income
Net Income
The graph below illustrates the directional relationship between (i) our CEO and average non-CEO
NEO’s compensation actually paid, and (ii) our net income over the five-year period 2021-2025. Net income is not a component of our executive compensation program and, therefore, does not have a direct correlation with actual compensation paid to our CEO and non-CEO
NEOs. Net income growth of 0.2 percent from 2021 to 2022 was primarily the result of increased management fee revenue from strong DWP growth, partially offset by increased commissions and other operating expenses, and a reduction in revenue from investment operations. Net income growth of 49.4 percent from 2022 to 2023 and 34.6 percent from 2023 to 2024 was primarily the result of increased operating income due to increased management fee revenue from strong DWP growth and increased revenue from investment operations. Net income decline of 6.8 percent from 2024 to 2025 was primarily the result of a $100 million charitable contribution made to the Erie Insurance Foundation, partially offset by higher operating income due to increased management fee revenue from DWP growth, and increased revenue from investment operations.

Compensation Actually Paid vs. Company Selected Measure
Direct Written Premium Growth
For purposes of this Pay versus Performance disclosure, we are required to identify a “Company Selected Measure” from among the measures linked to executive compensation (see Compensation Discussion and Analysis). DWP growth for the Property and Casualty Group is the selected measure. Although there are other financial performance measures providing important linkage to executive compensation (see Other Measures), they do not align with the SEC definition of a “Company Selected Measure.” DWP is included in both the AIP and LTIP (see Compensation Discussion and Analysis – Annual Incentive Plan and Long Term Incentive Plan). The graph above illustrates the directional relationship between our CEO and average non-CEO
NEO compensation actually paid and DWP growth over the five-year period 2021-2025.
Under the AIP, DWP is weighted at 25 percent (30 percent in 2024 and 2023, 35 percent in 2022 and 2021) of the total company performance measures and 20 percent of the total target AIP award for our NEOs. Each year, the compensation committee established a minimum, or “threshold,” a target, and a maximum level of payout for each performance measure. In our LTIP, DWP growth is measured relative to a peer group over a period of three years and is weighted at 40 percent of the total LTIP award. Performance below that of the peer group results in payouts below target; performance equal to that of the peer group results in payouts at target; and performance better than the peer group results in payouts in excess of target.
DWP for 2021 grew 3.3 percent over the prior year. The AIP target for that performance measure was set at 2.2 percent and the maximum was set at 4.2 percent, resulting in a 155 percent payout for that performance measure for the 2021 plan year, which is included in the compensation actually paid calculation for 2021. For the three-year LTIP performance period that ended December 31, 2021, the Property and Casualty Group underperformed the peer group by 247 basis points.
The DWP target in the 2022 AIP was set at 6.7 percent and the maximum was set at 9.7 percent. Actual 2022 DWP growth was 9.2 percent, resulting in a 183 percent payout for that performance measure for the 2022 plan year, which is included in the compensation actually paid calculation for 2022. For the three-year LTIP performance period that ended December 31, 2022, the Property and Casualty Group underperformed the peer group by 210 basis points.
The DWP target in the 2023 AIP was set at 10.2 percent and the maximum was set at 13.2 percent. Actual 2023 DWP growth was 17.0 percent, resulting in a 200 percent payout for that performance measure for the 2023 plan year, which is included in the compensation actually paid calculation for 2023. For the three-year LTIP performance period that ended December 31, 2023, the Property and Casualty Group underperformed the peer group by 23 basis points.
The DWP target in the 2024 AIP was set at 17.9 percent and the maximum was set at 20.9 percent. Actual 2024 DWP growth was 18.8 percent, resulting in a 130 percent payout for that performance measure for the 2024 plan year, which is included in the compensation actually paid calculation for 2024. For the three-year LTIP performance period that ended December 31, 2024, the Property and Casualty Group outperformed the peer group by 471 basis points.
The DWP target in the 2025 AIP was set at 12.9 percent and the threshold was set at 10.9 percent. Actual 2025 DWP growth was 8.4 percent. This below-threshold premium growth was impacted by rate increases. Payments for the 2025 AIP plan year are included in the compensation actually paid calculation for 2025. Since our DWP exceeded peer group results in 2023 and 2024, for the three-year performance period that ended December 31, 2025, we are projecting that the Property and Casualty Group will outperform the LTIP peer group by 548 basis points.

Total Shareholder Return Vs Peer Group
Total Shareholder Return – Company versus Peer Group
The Standard & Poor’s Supercomposite Insurance Industry Group Index is made up of 55 members comprised of property and casualty insurers, insurance brokers, and life insurers, and is a capitalization weighted index. The Standard & Poor’s Supercomposite Insurance Industry Group Index is not our Executive Compensation Benchmarking Peer Group. Instead, we use compensation data from a peer group of property and casualty companies that we consider to be our competitors for policyholders and, in some cases, employees, and similar to us in terms of lines of business, net premiums written and/or asset size. See Compensation Discussion and Analysis — 2025 Executive Compensation Benchmarking Peer Group. Since several of the companies in our 2025 Executive Compensation Benchmarking Peer Group are not publicly traded, there is no way to calculate TSR for our 2025Executive Compensation Benchmarking Peer Group.
While we do not benchmark executive compensation to Standard & Poor’s Supercomposite Insurance Industry Group Index, we believe that the composition of the selected index is a suitable comparator for TSR as it broadly reflects our operations serving as attorney-in-fact
for the policyholders at the Exchange. The majority of our revenue is based on the direct premiums written by the Property and Casualty Group. Our performance, as measured by total shareholder return, exceeded the index three out of the five years shown in the graph below.

Tabular List, Table

Other Measures

Statutory Combined Ratio of the Property and Casualty Group

Growth in Policies in Force of the Property and Casualty Group

Return on Invested Assets of the Property and Casualty Group

Our Net Operating Income

Total Shareholder Return Amount	$ 128	181	145	106	80
Peer Group Total Shareholder Return Amount	204	196	155	141	129
Net Income (Loss)	$ 559,334,540	$ 600,313,823	$ 446,061,322	$ 298,569,474	$ 297,860,233
Company Selected Measure Amount	0.084	0.188	0.17	0.092	0.033
PEO Name	Mr. NeCastro
Average Price of Our Class A Common Stock | $ / shares	$ 416.61	$ 320.66	$ 269.93	$ 191.73	$ 238.3
Net Income Growth	6.80%	34.60%	49.40%	0.20%
Management Fee	25.00%	25.00%	25.00%	25.00%	25.00%
Average Compensation Actually Paid for Non CEO NEOs	$ 651,513
AIP Payout For The Year		130.00%	200.00%	183.00%	155.00%
Percentage of Weighted Average Annual Incentive plan Award Rate	25.00%	30.00%	30.00%	35.00%	35.00%
Percentage of Annual Incentive Plan Award	20.00%
Increase (Decrease) In Percentage Of Direct Written Growth Rate	8.40%	18.80%	17.00%	9.20%	3.30%
Percentage of Weighted Average Long Term Incentive plan Award Rate	40.00%
Actual LTIP Performance Factors	0.3182	0.0385	0.4427	0.5267	0.9841
Measure:: 1
Pay vs Performance Disclosure
Name	Statutory Combined Ratio of the Property and Casualty Group
Measure:: 2
Pay vs Performance Disclosure
Name	Growth in Policies in Force of the Property and Casualty Group
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Assets of the Property and Casualty Group
Measure:: 4
Pay vs Performance Disclosure
Name	Our Net Operating Income
Measure:: 5
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Measures
The following table contains additional measures that link Company performance to the compensation actually paid to our CEO and non-CEO
NEOs. See Compensation Discussion and Analysis for additional information on these measures including their relationship to the Property and Casualty Group and/or the Company. In addition to growth in DWP of the Property and Casualty Group, these measures represent the most important financial performance measures linking compensation actually paid to the NEOs for the most recently completed fiscal year.

Other Measures

Statutory Combined Ratio of the Property and Casualty Group

Growth in Policies in Force of the Property and Casualty Group

Return on Invested Assets of the Property and Casualty Group

Our Net Operating Income

Two Thousand Twenty Five Award Year [Member]
Pay vs Performance Disclosure
Class A Common Stock | $ / shares	$ 286.65
Performance Factor	0.9598
Two Thousand Twenty Four Award Year [Member]
Pay vs Performance Disclosure
Class A Common Stock | $ / shares	$ 286.65	$ 412.23
Performance Factor	1.0743	1.0091
Two Thousand Twenty Three Award Year [Member]
Pay vs Performance Disclosure
Class A Common Stock | $ / shares	$ 286.65	$ 412.23	$ 334.92
Performance Factor	0.5	0.6759	1.1786
Two Thousand Twenty Two Award Year [Member]
Pay vs Performance Disclosure
Class A Common Stock | $ / shares		$ 412.23	$ 334.92	$ 248.72
Performance Factor		0.5	0.797	0.797
Two Thousand Twenty One Award Year [Member]
Pay vs Performance Disclosure
Class A Common Stock | $ / shares			$ 334.92	$ 248.72	$ 192.66
Performance Factor			0.5	0.4475	0.7598
Two Thousand Twenty Award Year [Member]
Pay vs Performance Disclosure
Class A Common Stock | $ / shares				$ 248.72	$ 192.66
Performance Factor				0.6614	0.8701
Two Thousand Nineteen Award Year [Member]
Pay vs Performance Disclosure
Class A Common Stock | $ / shares					$ 192.66
Performance Factor					0.7015
Top Range [Member]
Pay vs Performance Disclosure
Percentage of Annual Incentive Plan Award Based on Performance Measure	10.90%	20.90%	13.20%	9.70%	4.20%
Bottom Range [Member]
Pay vs Performance Disclosure
Percentage of Annual Incentive Plan Award Based on Performance Measure	12.90%	17.90%	10.20%	6.70%	2.20%
PEO | Stock Awards Deducted From SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (752,676)	$ (4,387,010)	$ (4,540,445)	$ (2,184,136)	$ (1,940,202)
PEO | Change In Pension Value Deducted From SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,491,279)	(1,677,833)	(525,707)	0	(509,104)
PEO | Stock Awards Added to Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,665,666)	1,459,905	5,085,959	2,052,999	759,848
PEO | Stock Awards Deducted from Compensation Actually Paid
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Stock Award "True-Up" Added/Deducted from Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,122	(56,127)	(511,981)	(387,601)	(205,957)
PEO | Pension Service Cost Added to Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	229,130	239,878	222,618	282,523	303,356
Non-PEO NEO | Stock Awards Deducted From SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(126,440)	(474,187)	(827,526)	(432,460)	(448,446)
Non-PEO NEO | Change In Pension Value Deducted From SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(309,133)	(234,710)	(347,379)	(7,145)	(148,236)
Non-PEO NEO | Stock Awards Added to Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(289,015)	277,675	692,400	416,370	122,250
Non-PEO NEO | Stock Awards Deducted from Compensation Actually Paid
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(64,128)	0	(44,433)
Non-PEO NEO | Stock Award "True-Up" Added/Deducted from Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,079	(5,112)	(68,400)	(71,931)	(61,373)
Non-PEO NEO | Pension Service Cost Added to Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 111,094	$ 91,668	$ 58,413	$ 39,323	$ 83,591